Other intangible assets	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
14.
Other intangible assets

The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles (2)		Others		Total
Gross carrying value
Balance as of April 1, 2021	Rs.	107,233	Rs.	-	Rs.	4,070	Rs.	111,303
Additions		816		-		379		1,195
Assets acquired through business combinations (2)		5		98		3		106
Disposals/De-recognitions (3)		(6,398)		-		(5)		(6,403)
Effect of changes in foreign exchange rates		1,254		-		1		1,255
Balance as of March 31, 2022	Rs.	102,910	Rs.	98	Rs.	4,448	Rs.	107,456

Balance as of April 1, 2022	Rs.	102,910	Rs.	98	Rs.	4,448	Rs.	107,456
Additions (1)		6,830		-		766		7,596
Disposals/De-recognitions (3)		(687)		-		-		(687)
Effect of changes in foreign exchange rates		4,377		7		3		4,387
Balance as of March 31, 2023	Rs.	113,430	Rs.	105	Rs.	5,217	Rs.	118,752
Amortization/impairment loss
Balance as of April 1, 2021	Rs.	73,452	Rs.	-	Rs.	2,203	Rs.	75,655
Amortization for the year		3,415		-		257		3,672
Impairment loss		4,511		-		-		4,511
Disposals/De-recognitions (3)		(4,519)		-		(2)		(4,521)
Effect of changes in foreign exchange rates		892		-		1		893
Balance as of March 31, 2022	Rs.	77,751	Rs.	-	Rs.	2,459	Rs.	80,210

Balance as of April 1, 2022	Rs.	77,751	Rs.	-	Rs.	2,459	Rs.	80,210
Amortization for the year		3,670		-		351		4,021
Impairment loss		273		103		19		395
Disposals/De-recognitions		(687)		-		-		(687)
Effect of changes in foreign exchange rates		3,959		2		3		3,964
Balance as of March 31, 2023	Rs.	84,966	Rs.	105	Rs.	2,832	Rs.	87,903

Net carrying value
As of April 1, 2021	Rs.	33,781	Rs.	-	Rs.	1,867	Rs.	35,648
As of March 31, 2022	Rs.	25,159	Rs.	98	Rs.	1,989	Rs.	27,246
As of March 31, 2023	Rs.	28,464	Rs.	-	Rs.	2,385	Rs.	30,849

(1)	Additions during the year ended March 31, 2023, primarily consists of:
•	The acquisition of the cardiovascular brand and trademark Cidmus® in India from Novartis AG for total consideration of Rs.4,633 (U.S.$61).
•
The acquisition of a portfolio of branded and generic injectable products from Eton Pharmaceuticals, Inc. for an upfront payment of Rs.395 (U.S.$5) and certain other milestone payments of up to U.S.$30 payable upon completion of the respective milestones.

•
The acquisition of rights in brimonidine tartrate ophthalmic solution
0.025
%, the private label equivalent of Lumify®, in the United States from Slayback Pharma LLC for Rs.722 (U.S.$9) plus certain other milestone payments of up to U
.
S.$3 payable upon completion of the respective milestones.

(2)	Refer to Note 6 (“Business Combinations”) of these consolidated financial statements for further details.

(3)	Disposals/de-recognitions for the year ended March 31, 2022 primarily include the following IPR&D assets:
•
Rs.4,498 upon its settlement with Hatchtech Pty Limited regarding their civil litigation and arbitration, relating to the acquisition of the product Xeglyze®. Refer to Note 32
(“Contingencies”)
of these consolidated financial statements under “Civil Litigation and Arbitration with Hatchtech Pty Limited” for further details.

•	Rs.1,879 upon sale of all rights relating to anti-cancer agent E7777 (denileukin diftitox) to Citius Pharmaceuticals, Inc. (“Citius”).

In-process re search and development assets (“IPR&D”)

Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2023		2022
Opening balance	Rs.	138	Rs.	6,113
Add : Additions during the year		395		153
Less : Disposals/De-recognitions (1)		-		(1,879)
Less : Impairments during the year		-		(4,435)
Effect of changes in exchange rates		16		186
Closing balance	Rs.	549	Rs.	138

(1)
During the year ended March 31, 2022, the Company entered into a definitive agreement with Citius Pharmaceuticals, Inc. (“Citius”) for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox) to Citius. The Company received Rs.2,951 (U.S.$40) as an upfront amount upon the closing of the transaction, and is entitled to a milestone payment of up to U.S.$40 related to the cutaneous Tcell lymphoma (“CTCL”) upon indication regulatory approval and up to U.S.$70 in milestone payments upon additional indication regulatory approvals. Further, the Company will receive certain sales-based milestone payments and tiered earn-out payments. Consequently, for this definitive agreement, the Company de-recognized Rs.1,879 representing the carrying cost of such asset, and an amount of Rs.1,064, representing the excess of sale consideration over the carrying cost, has been recognized as gain on sale of intangible assets and was included under “Other (income)/expense, net”. The transaction pertains to the Company’s Proprietary Products business (reflected in the Others segment).

Interest capitalization

During the years ended March 31, 2023 and 2022, the Company capitalized interest cost of Rs.0 and Rs.153, respectively, with respect to certain qualifying assets. The rate for capitalization of interest cost for the year ended March 31, 2022 ranged from 4.42% to 4.89%.

Impairment losses recorded for the year ended March 31, 2023

Impairment of intangibles pertaining to acquisition of Nimbus Health business:

During the year ended March 31, 2023, the Company assessed performance of products acquired as part of the

Nimbus Health business against the initial estimates and recognized an impairment charge towards product related intangibles of carrying value of Rs.103 towards product related intangibles. This impairment loss pertains to the Company’s Global Generics segment.

Other impairments:

During the year ended March 31, 2023, consequent to adverse market conditions with respect to certain products related intangibles, the Company assessed the recoverable amount of certain products and recognized impairment loss of Rs.251 and Rs.41 pertaining to products
form
ing
 part of the Company’s Global Generics and PSAI segments respectively.

Impairment	losses recorded for the year ended March 31, 2022

During the year ended March 31, 2022, there were significant changes to the market conditions for certain of the Company’s products forming part of the Company's Others segment (pertaining to its Proprietary products business) and Global Generics segment. The changes include a decrease in the market potential of products, increased competition leading to lower volumes, and revenues not being in line with projections. Due to these adverse market developments, the Company recorded an impairment loss of the complete carrying value for assets as follows:

- Rs.4,337 relating to PPC-06 (Tepilamide Fumarate Extended Release Tablets), an IPR&D asset forming part of the Company's Others segment; and

- Rs.174 pertaining to other IPR&D and other intangible assets forming part of the Company’s Global Generics segment.

The Company used the discounted cash flow approach to calculate the value-in-use which considered assumptions such as revenue projections, rate of generic penetration, estimated price erosion, the useful life of the asset and the net cash flows have been discounted based on post tax discount rate.

Impairment
losses recorded for the year ended March 31, 2021

Total impairment charges for the year ended March 31, 2021 were Rs.8,542, of which Rs.3,180 was attributable to impairment of gNuvaring, Rs.3,291 was attributable to impairment of Xeglyze® and the balance of Rs.2,071 was attributable to other product related intangibles.
All of these charges were recorded in impairment of non-current assets in the consolidated income statement.

Impairment of gNuvaring

During the year ended March 31, 2021, there were significant changes to the generics market for Ethinyl estradiol/Ethenogestral vaginal ring (a generic equivalent to Nuvaring®), one of the 8 ANDAs acquired from Teva in June 2016. The changes include the launch by a competitor of a generic version of the product in January 2021. Due to these adverse market developments, the Company tested the carrying value of this product at the product cash generating unit (“CGU”) level, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount was determined by reference to the product’s value-in-use or fair value less costs to sell, whichever is higher. This resulted in the value-in-use being the recoverable value of the product. Accordingly, the Company recorded an impairment loss of Rs.3,180 for the year ended March 31, 2021. This impairment loss pertained to the Company’s Global Generics segment. With this impairment, the carrying value of the asset has been reduced to Rs.0.

Impairment of Xeglyze®

Consequent to the decline in the market potential of the product Xeglyze® forming part of the Company's Others segment (pertaining to its Proprietary products business), the Company recorded an amount of Rs.3,291 as impairment loss for the year ended March 31, 2021.

Other intangible assets

With respect to the saxagliptin/metformin (generic version of Kombiglyze®-XR) and phentermine and topiramate (generic version of Qsymia®), two of the 8 ANDAs acquired from Teva in June 2016, there has been a significant decrease in the market potential of these products, primarily due to higher than expected value erosion. Accordingly, the Company assessed the recoverable amount by revisiting market volume, share and price assumptions for these two products and recorded an amount of Rs.1,587 as impairment loss for the year ended March 31, 2021. This impairment loss pertained to the Company’s Global Generics segment.

In view of the specific triggers occurring in the year with respect to some other product related intangible assets forming part of the Company's Global Generics segment, the Company determined that there was a decrease in the market potential of these products primarily due to higher than expected price erosion and increased competition leading to lower volumes. Consequently, the Company recorded an amount of Rs.484 as impairment loss for the year ended March 31, 2021.

The Company used the discounted cash flow approach to calculate the value in use, with the assistance of independent appraisers. The key assumptions considered in the calculation are as follows:
a.	Weighted average of probability adjusted revenue projections, which take into consideration different scenarios such as the base case, the upside case and the downside case;
b.	Rate of generic penetration and estimated price erosion throughout the period;
c.	Estimate of useful life over which the product is expected to generate cash flows; and
d.	the net cash flows have been discounted based on a post-tax discounting tax rate of 8%.

Significant separately acquired intangible assets

Details of significant separately acquired intangible assets as of March 31, 2023 are as follows:

Particulars of the asset	Acquired from	Carrying cost
Select portfolio of branded generics business	Wockhardt Limited	Rs.	12,639
Cardiovascular brand Cidmus® in India	Novartis AG		4,577
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates		3,560
Various ANDAs	Teva and an affiliate of Allergan		2,720
Select Anti-Allergy brands	Glenmark Pharmaceuticals Limited		1,285
Habitrol® brand	Novartis Consumer Health Inc.		955